Commitments, Guarantees and Contingent Liabilities (Details 2) (USD $)	12 Months Ended					12 Months Ended							1 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2011 FL Citizens D	Dec. 31, 2006 FL Citizens	Jun. 30, 2008 FL Citizens	Dec. 31, 2005 FL Citizens	Dec. 31, 2011 LA Citizens	Dec. 31, 2011 Florida Hurricane Catastrophe Fund	Dec. 31, 2010 Florida Hurricane Catastrophe Fund	Dec. 31, 2008 Florida Hurricane Catastrophe Fund	Dec. 31, 2011 California Earthquake Authority	Oct. 31, 2011 California Earthquake Authority	Sep. 30, 2011 California Earthquake Authority	Apr. 02, 2011 California Earthquake Authority	Sep. 30, 2010 Texas Windstorm Insurance Association	Sep. 30, 2008 Texas Windstorm Insurance Association	Dec. 31, 2011 Texas Windstorm Insurance Association	Dec. 31, 2010 Texas Windstorm Insurance Association	Dec. 31, 2009 Texas Windstorm Insurance Association	Dec. 31, 2011 Guaranty Funds	Dec. 31, 2010 Guaranty Funds	Oct. 31, 2011 PMI runoff support agreement
Loss Contingencies
Assessment rate, percent of deficit or prior year premiums	6.00%		10.00%		10.00%
Surcharge on policies, deadline for filing prior to imposing (in days)	15
Certified deficit				$ 1,730,000,000
Deficit funded through regular assessment				920,000,000
Deficit assessment paid		14,000,000
Deficit assessment recouped to date	11,000,000
Maximum emergency assessment as percent of premiums, first year						6.00%
Maximum emergency assessment as percent of premiums, subsequent years						10.00%
Catastrophe fund, bonds issued							676,000,000	625,000,000
Emergency assessment ordered as percent of premiums from January 1, 2007 through December 31, 2011						1.00%
Emergency assessment ordered as percent of premiums after January 1, 2011						1.30%
CEA capital balance											3,960,000,000
CEA existing reinsurance layer									3,050,000,000
Current estimated maximum CEA assessment									1,560,000,000
CEA capital balance threshold									350,000,000
Estimated maximum second CEA assessment									804,000,000
CEA threshold earthquake losses									9,690,000,000
CEA capital balance to be restored									350,000,000
Projected aggregate claim paying capacity										9,690,000,000
Share of the CEA (as a percent)												16.20%
Maximum possible CEA assessment									382,000,000
Liability for insurance assessments														66,000,000				53,000,000	46,000,000
Insurance assessments, premium tax offsets														35,000,000				35,000,000	25,000,000
Period for realization of premium tax offsets (in years)													5Y
Premium tax offsets realized															(7,000,000)	(7,000,000)	(7,000,000)
Remaining assessment eligible for cession														$ 31,000,000
Percentage of claim payments to be made																				50.00%